Investment Securities - Schedule of Fair Value of Equity Instruments Measured at Fair Value through Other Comprehensive Income at Date of Derecoginititon And Cumulative Gain on Disposal (Detail) - JPY (¥)
¥ in Millions
12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Fair value of the equity instruments at fair value through other comprehensive income at the date of derecognition	¥ 210,047	¥ 275,410
Cumulative gain on disposal	¥ 94,443	¥ 93,574